Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Profit (loss) for the year	$ 45,160	$ (16,184)	$ 6,026
Other comprehensive income:
Remeasurements of defined benefit pension plans	(214)	214	1,302
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	65	(35)	(702)
Income tax related to items that will not be reclassified subsequently	38	(25)	(169)
Foreign operations - foreign currency translation differences	556	(545)	(336)
Other comprehensive income for the year, net of tax	445	(391)	95
Total comprehensive income for the year	45,605	(16,575)	6,121
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Profit (loss) for the year	47,134	(13,614)	8,569
Other comprehensive income:
Remeasurements of defined benefit pension plans	(213)	197	1,269
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	67	(30)	(676)
Income tax related to items that will not be reclassified subsequently	38	(25)	(169)
Foreign operations - foreign currency translation differences	512	(545)	(334)
Other comprehensive income for the year, net of tax	404	(403)	90
Total comprehensive income for the year	$ 47,538	$ (14,017)	$ 8,659